Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule Of Stock Option Plan Status

	Year ended December 31,
	2 0 1 2		2 0 1 1		2 0 1 0
	(in thousands)
	Shares underlying options	Weighted average exercise price	Shares underlying options	Weighted average exercise price	Shares underlying options	Weighted average exercise price
Outstanding at beginning of year	59,905	$2.56	400,655	$2.21	452,656	$2.21
Granted	-		-	-	-	-
Exercised	(39,000)	$2.72	(340,750)	$2.15	(6,500)	$1.75
Cancelled	-		-	-	(45,501)	$2.26
Outstanding at year end	20,905	$2.25	59,905	$2.56	400,655	$2.21
Options exercisable at year end	20,905	$2.25	59,905	$2.56	392,738	$2.20
Weighted average fair value
of options granted
during the year	-		-		-

Schedule Of Stock Options Outstanding
The following table summarizes information about stock options outstanding at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number of shares underlying outstanding options at December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares underlying exercisable options at December 31, 2012	Weighted average exercise price

$2.2 - $2.75	20,905	1.98	$2.25	20,905	$2.25

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options outstanding			Options exercisable
Range of exercise prices	Number of shares underlying outstanding options at December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares underlying exercisable options at December 31, 2011	Weighted average exercise price

$2.2 - $2.78	59,905	1.78	$2.56	59,905	$2.56